BASIC AND DILUTED NET LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
BASIC AND DILUTED NET LOSS PER SHARE
BASIC AND DILUTED NET LOSS PER SHARE

4. BASIC AND DILUTED NET LOSS PER SHARE

        The basic and diluted net loss per share is computed based on the weighted average number of shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic net loss per share is computed by dividing the net loss by the weighted average number of shares outstanding for the reporting period. Diluted net loss per share is intended to reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Because the Company has incurred net losses from operations in each of the periods presented, the Company's outstanding options, warrants and convertible debt are antidilutive; accordingly, such securities are excluded from the computation of diluted net loss per share and there is no difference between basic and diluted net loss per share amounts.